Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,811,500
Previously Paid Amount	0
Total Fee Amount	1,655.25
Total Offset Amount	0
Net Fee	$ 1,655.25